Subsequent events - Additional information (Detail) - EUR (€) € in Millions	Feb. 05, 2026	Jan. 26, 2026
commitments
Disclosure of non-adjusting events after reporting period [line items]
Capital commitments		€ 750
Borrowings Drawn Down [Member] | European Investment Bank Financing Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 125
Borrowings, interest rate	3.639%